PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - Pension and other benefit amounts recognized in consolidated balance sheets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Pension and other benefit amounts recognized in our consolidated balance sheets
Noncurrent asset	$ 1,219	$ 1,543
Accounts payable and accrued expenses	(68)	(67)
Other noncurrent liabilities	(761)	(760)
Net asset (liability) recognized	390	716
Other postretirement benefit plans
Pension and other benefit amounts recognized in our consolidated balance sheets
Noncurrent asset	0	0
Accounts payable and accrued expenses	(6)	(4)
Other noncurrent liabilities	(110)	(117)
Net asset (liability) recognized	$ (116)	$ (121)